Insurance Contract Liabilities - Additional Information (Details) - USD ($) $ in Millions					12 Months Ended
	Jan. 31, 2020	Jan. 01, 2020	Jan. 01, 2019	Oct. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Consideration paid (received)			$ (561.5)	$ (670.5)
Provision for losses and loss adjustment expenses					$ 28,500.2	$ 29,081.7	$ 28,610.8	$ 19,481.8	$ 19,816.4	$ 17,749.1	$ 19,212.8	$ 19,648.8	$ 17,232.2	$ 16,049.3
Net loss reserves, case reserves					9,061.1	9,409.3
Net loss reserves, IBNR					12,504.3	13,213.3
Net earned premium					13,229.7	12,066.0
Loss reserve development					166.0	(166.0)	$ (608.2)	$ (907.0)	$ (1,549.3)	$ (1,429.0)	$ (1,383.7)	$ (1,136.9)	$ (432.1)	$ (336.9)
Net
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for losses and loss adjustment expenses					21,565.4	22,622.6
RiverStone (UK)
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Insurance contract liabilities, net						529.3
Consideration paid (received)						(633.0)
Gain related to Part VII transfer						103.7
Insurance contract payables						553.2
Net earned premium						37.5
European Run-off
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Insurance contract liabilities, net			$ 556.8
Net loss reserves, case reserves					793.4
Net loss reserves, IBNR					796.8
European Run-off | Net
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for losses and loss adjustment expenses					$ 1,590.2
RiverStone (UK)
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Insurance contract liabilities, net				$ 566.8
UK Insurer | RiverStone (UK)
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Profit commission payable						$ (18.8)
Subsequent event
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Consideration paid (received)	$ (143.4)	$ (155.6)
Subsequent event | European Run-off
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Insurance contract liabilities, net		$ 154.6
Subsequent event | RiverStone (UK)
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Insurance contract liabilities, net	$ 134.2